Condensed Financial Information of the Parent Company (Tables)	6 Months Ended
Jun. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of December 31,	As of June 30,
	2024	2025	2025
	HK$	HK$	US$
ASSETS
Current assets
Cash and cash equivalents	90,107	89,476	11,398
Total current assets	90,107	89,476	11,398

Non-current assets
Investment in a subsidiary	8	8	1
Total non-current assets	8	8	1
TOTAL ASSETS	90,115	89,484	11,399

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities
Amount due to a fellow subsidiary	373,429	398,645	51,166
Total current liabilities and total liabilities	373,429	398,645	51,166

SHAREHOLDERS’ DEFICIT
Class A ordinary shares, no par value per share, 324,000,000 shares authorized, and 18,000,000 shares issued and outstanding as of December 31, 2024 and June 30, 2025*	—	—	—
Class B ordinary shares, no par value per share, 36,000,000 shares authorized, and 4,500,000 shares issued and outstanding as of December 31, 2024 and June 30, 2025*	—	—	—
Additional paid-in capital	31,196	31,196	4,016
Accumulated other comprehensive losses	(314,510)	(340,357)	(43,783)
Total shareholders’ deficit	(283,314)	(309,161)	(39,767)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	90,115	89,484	11,399

*	Retrospectively restated for effect of share recapitalization (Note 1)

Schedule of Condensed Statements of Loss

Condensed statements of loss

	For the six-month periods ended June 30,
	2024	2025	2025
	HK$	HK$	US$
Operating expenses:
General and administrative expenses	(138,030)	(25,847)	(3,293)
Total operating expenses	(138,030)	(25,847)	(3,293)
Loss before income taxes	(138,030)	(25,847)	(3,293)
Income tax expense	—	—	—
Net loss	(138,030)	(25,847)	(3,293)

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the six-month periods ended June 30,
	2024	2025	2025
	HK$	HK$	US$
Cash flows from operating activities
Net loss	(138,030)	(25,847)	(3,293)
Change in operating assets and liabilities:	—	—	—
Net cash used in operating activities	(138,030)	(25,847)	(3,293)

Cash flows from investing activities
Investment in a subsidiary	—	—	—
Net cash used in investing activities	—	—	—

Cash flows from financing activities
Advance from a subsidiary	138,030	25,216	3,091
Subscription received from shareholders	—	—	—
Net cash generated from financing activities	138,030	25,216	3,091

Net change in cash and cash equivalents	—	(631)	(202)

Cash and cash equivalents at the beginning of the period	—	90,107	11,600
Cash and cash equivalents at the end of the period	—	89,476	11,398